Financial Instruments - Summary of Variable Rate Cash and Cash Equivalents Outstanding (Detail) - AUD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Cash and cash equivalents	$ 22,411	$ 16,085	$ 17,375	$ 18,230
Interest rate risk [member]
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Weighted average interest rate	2.00%	2.00%
Cash and cash equivalents	$ 22,411	$ 16,085
Net exposure to cash flow interest rate risk	$ 22,411	$ 16,085